Fair Value Of Financial Instruments (Geographic Allocations Of Nomura's Trading Assets Related To Government, State, Municipal, And Government Agency Securities) (Details) (JPY ¥)	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Concentration of Credit Risk [Line Items]
Trading assets	¥ 84,000,000,000		¥ 110,000,000,000
Non-trading debt securities	862,758,000,000		591,797,000,000
Segment, Geographical [Domain] | Government State And Municipality And Agency Securities [Member]
Fair Value, Concentration of Credit Risk [Line Items]
Trading assets	6,598,000,000,000	[1]	7,016,000,000,000	[1]
Non-trading debt securities	640,000,000,000	[1]	410,000,000,000	[1]
Japan [Member] | Government State And Municipality And Agency Securities [Member]
Fair Value, Concentration of Credit Risk [Line Items]
Trading assets	2,304,000,000,000	[1]	2,822,000,000,000	[1]
U.S. [Member] | Government State And Municipality And Agency Securities [Member]
Fair Value, Concentration of Credit Risk [Line Items]
Trading assets	1,319,000,000,000	[1]	1,184,000,000,000	[1]
EU [Member] | Government State And Municipality And Agency Securities [Member]
Fair Value, Concentration of Credit Risk [Line Items]
Trading assets	2,527,000,000,000	[1]	2,640,000,000,000	[1]
Other [Member] | Government State And Municipality And Agency Securities [Member]
Fair Value, Concentration of Credit Risk [Line Items]
Trading assets	¥ 448,000,000,000	[1]	¥ 370,000,000,000	[1]

[1]	Other than above, there were ¥410 billion of government, state, municipal and agency securities in Other assets—Non-trading debt securities as of March 31, 2011 and ¥640 billion as of March 31, 2012. The vast majority of these securities are Japanese government, states, municipalities and agency securities.